ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accounts payable and accrued expenses consisted of the followings at March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017
Accounts payable to vendors	$27,333	$95,444
Payroll taxes payable	29,082	24,727
Accrued salaries and bonuses	402,556	320,667
Accrued interest on note payable to related party	22,887	11,872
	$481,858	$452,710

Accounts payable and accrued expenses consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Accounts payable to vendors	$95,444	$69,938
Payroll taxes payable	24,727	11,092
Accrued salaries and bonuses	320,667	59,500
Accrued interest on note payable to related party	11,872	-
Accrued severance compensation to former CEO	-	250,000
	$452,710	$390,530